17010581

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

Received SEC
NOV 15 2017
Washington, DC 20549

CERT NYS
File No. 001-38297

November 15, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Common Stock, par value $0.0001 per share of SailPoint Technologies Holdings, Inc. under the Exchange Act of 1934.

Sincerely,